Direct Financing Leases	12 Months Ended
Dec. 31, 2010
Direct Financing Leases [Abstract]
Direct Financing Leases

12.	Direct Financing Leases

The Company originates direct financing leases on certain machinery, computers and various other equipment for customers in a variety of industries throughout Korea. Income attributable to the leases is initially recorded as unearned income and subsequently recognized as finance income using the effective interest method, over the term of the leases. Residual values are generally guaranteed by the lessee. The terms of the leases are generally from one to fifteen years. The components of the net investment in direct financing leases as of December 31, 2009 and 2010, which are included in “Loans,” are summarized as follows:

	Korean Won (in millions)
	2009	2010

Lease payments receivable	570,530	764,249
Initial direct costs	7,324	13,808

Gross lease payments receivable	577,854	778,057
Unearned income	(98,042)	(142,463)

Total	479,812	635,594

The scheduled maturities of minimum lease payments as of December 31, 2010, were as follows:

Korean Won
(in millions)

Due in 2011	325,228
Due in 2012	193,398
Due in 2013	76,300
Due in 2014	17,768
Due in 2015 and thereafter	3,044

Total(1)	615,738

(1)	The difference between the gross lease payments receivable and the total minimum lease payments is due to residual value of direct financing leases.